Property, Plant and Equipment - Additional Information (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	kr 2.2	kr 0.2
Sales/disposals	1.2
Networks [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	1.0
Digital services [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	0.7
Managed services [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	0.1
All other segments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	kr 0.4